Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended	140 Months Ended	229 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000018171
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
C000018170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000125481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Without Sales Load [Member] | C000018171
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%	1.13%	2.21%		5.51%
Without Sales Load [Member] | C000018168
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%	0.89%	1.96%		6.28%
Without Sales Load [Member] | C000018170
Average Annual Return [Line Items]
Average Annual Return, Percent	10.91%	0.12%	1.35%		4.97%
Without Sales Load [Member] | C000125481
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%	1.22%	2.30%	2.45%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index